Long-term Debt and Capital Lease Obligations (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior Credit Agreement	$ 2,666,688,000	$ 2,900,222,000
Senior Long Term Notes	5,396,165,000	5,514,947,000
Convertible Bonds	421,386,000	451,653,000
Accounts receivable facility	296,000,000	341,750,000
Capital lease obligations	41,635,000	40,991,000
Other	105,614,000	144,321,000
Long-term debt and capital lease obligations	8,927,488,000	9,393,884,000
Less current maturities	(576,622,000)	(313,607,000)
Total long-term debt less current maturities	8,350,866,000	9,080,277,000
Senior Notes Issued February 2011 [Abstract]
Accounts receivable facility max limit	800,000,000	800,000,000
Total Long Term Debt	8,927,488,000	9,393,884,000
Amended 2006 Senior Credit Agreement [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	4,114,044,600	4,349,870,000
Revolving credit balance outstanding	2,666,687,600	2,900,222,000
Accounts Receivable Facility
Debt Instrument [Line Items]
Maximum amount available	800,000,000	800,000,000
Balance outstanding	296,000,000	341,750,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum amount available	4,114,044,600	4,349,870,000
Balance outstanding	$ 2,666,687,600	$ 2,900,222,000